Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash on hand and in bank	$ 656	$ 656
Total Assets	656	656
Current Liabilities
Accounts payable - trade	3,795	0
Total Liabilities	3,795	0
Stockholders' Equity (Deficit)
Preferred stock - $0.001 par value 10,000,000 shares authorized.None issued and outstanding	0	0
Common stock - $0.001 par value.100,000,000 shares authorized.10,030,612 shares issued and outstanding, respectively	10,031	10,031
Additional paid-in capital	65,435	65,435
Deficit accumulated during the development stage	(78,605)	(74,810)
Total Stockholders' Equity (Deficit)	(3,139)	656
Total Liabilities and Stockholders' Equity (Deficit)	$ 656	$ 656